Long-term Notes Receivable and Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) Promissory_Notes	Dec. 31, 2016 MXN ($) Promissory_Notes
Disclosure of notes receivable and other non current assets [line items]
Total promissory notes	$ 149,796,282	$ 142,124,620
Less: current portion	2,522,206	1,545,749
Long-term notes receivable	147,274,076	140,578,871
4.65% notes due 2018 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 2,522,206	$ 2,408,634
Number of Promissory Notes | Promissory_Notes	1	1
Maturity	2018	2018
Yield Rate Range	4.65%	4.65%
5.14% notes due 2019 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 3,580,302	$ 3,402,849
Number of Promissory Notes | Promissory_Notes	1	1
Maturity	2019	2019
Yield Rate Range	5.14%	5.14%
5.39% notes due 2020 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 4,421,320	$ 4,192,132
Number of Promissory Notes | Promissory_Notes	1	1
Maturity	2020	2020
Yield Rate Range	5.39%	5.39%
5.57% notes due 2021 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 5,238,081	$ 4,957,840
Number of Promissory Notes | Promissory_Notes	1	1
Maturity	2021	2021
Yield Rate Range	5.57%	5.57%
5.74% notes due 2022 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 5,804,485
Number of Promissory Notes | Promissory_Notes	1
Maturity	2022
Yield Rate Range	5.74%
5.87% notes and 6.32% notes due 2023 to 2027 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 34,196,434
Number of Promissory Notes | Promissory_Notes	5
Maturity	2023 to 2027
5.87% notes and 6.32% notes due 2023 to 2027 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	5.87%
5.87% notes and 6.32% notes due 2023 to 2027 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.32%
6.47% notes and 6.81% notes due 2028 to 2032 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 35,338,617
Number of Promissory Notes | Promissory_Notes	5
Maturity	2028 to 2032
6.47% notes and 6.81% notes due 2028 to 2032 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.47%
6.47% notes and 6.81% notes due 2028 to 2032 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.81%
6.85% notes and 7.03% notes due 2033 to 2037 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 32,789,697
Number of Promissory Notes | Promissory_Notes	5
Maturity	2033 to 2037
6.85% notes and 7.03% notes due 2033 to 2037 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.85%
6.85% notes and 7.03% notes due 2033 to 2037 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.03%
7.02% notes and 6.94% notes due 2038 to 2042 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable	$ 25,905,140
Number of Promissory Notes | Promissory_Notes	5
Maturity	2038 to 2042
7.02% notes and 6.94% notes due 2038 to 2042 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.02%
7.02% notes and 6.94% notes due 2038 to 2042 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.94%
4.35% notes due 2017 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable		$ 1,545,749
Number of Promissory Notes | Promissory_Notes		1
Maturity		2017
Yield Rate Range		4.35%
4.74% notes and 6.11% notes due 2022 to 2026 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable		$ 30,986,252
Number of Promissory Notes | Promissory_Notes		5
Maturity		2022 to 2026
4.74% notes and 6.11% notes due 2022 to 2026 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		4.74%
4.74% notes and 6.11% notes due 2022 to 2026 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		6.11%
6.32% and 6.77% notes due 2027 and 2031 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable		$ 33,280,216
Number of Promissory Notes | Promissory_Notes		5
Maturity		2027 to 2031
6.32% and 6.77% notes due 2027 and 2031 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		6.32%
6.32% and 6.77% notes due 2027 and 2031 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		6.77%
6.81% notes to 7% notes due 2032 to 2036 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable		$ 31,370,504
Number of Promissory Notes | Promissory_Notes		5
Maturity		2032 to 2036
6.81% notes to 7% notes due 2032 to 2036 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		6.81%
6.81% notes to 7% notes due 2032 to 2036 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		7.00%
6.94% and 7.04% notes due 2037 and 2042 [member]
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable		$ 29,980,444
Number of Promissory Notes | Promissory_Notes		6
Maturity		2037 to 2042
6.94% and 7.04% notes due 2037 and 2042 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		6.94%
6.94% and 7.04% notes due 2037 and 2042 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range		7.04%